Supplementary Information On Oil, NGL And Natural Gas Reserves (Summary of Changes in Standardized Measure of Discounted Future Net Cash Flows) (Details) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Extractive Industries [Abstract]
Beginning Balance	$ 81,591,211	$ 204,782,504	$ 101,674,896
Sales of oil, NGL and natural gas, net of production costs	(16,749,632)	(35,359,204)	(66,239,618)
Net change in sales prices and production costs	(86,198,778)	(211,336,729)	164,240,162
Net change in future development and asset retirement costs	21,636,258	9,569,985	(46,593,511)
Extensions and discoveries	11,640,704	34,327,400	44,308,910
Revisions of quantity estimates	(41,716,689)	(51,375,950)	(3,235,695)
Acquisitions (divestitures) of reserves-in-place			102,945,609
Accretion of discount	14,424,032	37,000,855	17,646,314
Net change in income taxes	44,533,277	102,592,290	(90,457,070)
Change in timing and other, net	609,736	(8,609,940)	(19,507,493)
Net change	(51,821,092)	(123,191,293)	103,107,608
Ending Balance	$ 29,770,119	$ 81,591,211	$ 204,782,504